Decrease in Cash from Sale of Discontinued Operation $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Statement of cash flows [abstract]
Working capital (excluding cash and cash equivalent)	$ (514)
Receivable for sale of discontinued operation	5,265
Rights-of-use-assets	(244)
Property and Equipment, net	(95)
Intangible Assets	(1,651)
Goodwill	(1,230)
Lease liability	263
Foreign currency translation reserve	(356)
Gain from sale of discontinued operation	(1,145)
Net cash transferred	$ 293